UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA HIGH INCOME FUND
APRIL 30, 2014

                                                                      (Form N-Q)

48486-0614                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA HIGH INCOME FUND
April 30, 2014 (unaudited)

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (68.8%)

             CONSUMER DISCRETIONARY (9.4%)
             -----------------------------
             ADVERTISING (0.8%)
$    5,000   Checkout Holding Corp. (a),(b)                              7.75%       4/11/2022      $    4,963
     2,240   Clear Channel Communications, Inc. (a)                      6.90        1/30/2019           2,226
     4,310   Clear Channel Communications, Inc. (a)                      7.65        7/30/2019           4,326
     5,000   Clear Channel Worldwide Holdings, Inc.                      7.63        3/15/2020           5,412
                                                                                                    ----------
                                                                                                        16,927
                                                                                                    ----------
             APPAREL RETAIL (1.0%)
    18,162   L Brands, Inc.                                              6.95        3/01/2033          18,753
     2,362   L Brands, Inc.                                              7.60        7/15/2037           2,533
                                                                                                    ----------
                                                                                                        21,286
                                                                                                    ----------
             AUTO PARTS & EQUIPMENT (0.1%)
     2,000   Lear Corp. (c)                                              4.75        1/15/2023           1,975
                                                                                                    ----------
             AUTOMOTIVE RETAIL (0.3%)
     5,000   CST Brands, Inc.                                            5.00        5/01/2023           4,975
     1,400   Murphy USA, Inc. (c)                                        6.00        8/15/2023           1,453
                                                                                                    ----------
                                                                                                         6,428
                                                                                                    ----------
             BROADCASTING (0.2%)
     4,000   Univision Communications, Inc. (c)                          8.50        5/15/2021           4,420
                                                                                                    ----------
             CABLE & SATELLITE (1.2%)
     5,000   Cablevision Systems Corp.                                   8.00        4/15/2020           5,800
     5,000   CCO Holdings, LLC                                           6.63        1/31/2022           5,406
     5,000   CCO Holdings, LLC                                           5.75        1/15/2024           5,056
     5,000   Cequel Communications Holdings I, LLC &
                Cequel Capital Corp. (c)                                 6.38        9/15/2020           5,263
     5,000   Mediacom Broadband, LLC                                     6.38        4/01/2023           5,250
                                                                                                    ----------
                                                                                                        26,775
                                                                                                    ----------
             CASINOS & GAMING (2.7%)
     5,000   Caesar's Entertainment Operating Co., Inc.                 10.00       12/15/2018           2,300
     4,000   Caesar's Entertainment Operating Co., Inc.                  8.50        2/15/2020           3,470
     9,975   Caesar's Entertainment Resort Properties, LLC (a)           7.00       10/12/2020          10,025
     6,000   Chester Downs & Marina, LLC (c)                             9.25        2/01/2020           5,970
     1,500   Eldorado Resorts, LLC (c)                                   8.63        6/15/2019           1,605
     2,472   Inn of the Mountain Gods Resort & Casino (c)                9.25       11/30/2020           2,459
     4,000   Isle of Capri Casinos                                       8.88        6/15/2020           4,220
     5,000   Marina District Finance Co., Inc.                           9.88        8/15/2018           5,344
     8,000   MGM Resorts International                                   8.63        2/01/2019           9,590
     3,050   MTR Gaming Group, Inc.                                     11.50        8/01/2019           3,447
     5,000   Pinnacle Entertainment, Inc.                                8.75        5/15/2020           5,490
     5,000   Scientific Games International, Inc.                        6.25        9/01/2020           5,275
       600   Sugarhouse HSP Gaming Prop Mezz, LP &  Sugarhouse HSP
                Gaming Finance Corp. (c)                                 6.38        6/01/2021             591
                                                                                                    ----------
                                                                                                        59,786
                                                                                                    ----------

================================================================================

1  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             DEPARTMENT STORES (0.1%)
$    2,100   Macy's Retail Holdings, Inc.                                7.88%       8/15/2036      $    2,322
                                                                                                    ----------
             HOMEBUILDING (0.6%)
     5,000   Beazer Homes USA, Inc.                                      9.13        5/15/2019           5,400
     2,000   D.R. Horton, Inc.                                           5.75        8/15/2023           2,130
     5,000   KB Home                                                     7.50        9/15/2022           5,500
                                                                                                    ----------
                                                                                                        13,030
                                                                                                    ----------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
     5,000   Royal Caribbean Cruises Ltd.                                5.25       11/15/2022           5,125
                                                                                                    ----------
             MOVIES & ENTERTAINMENT (0.1%)
     2,000   Production Resource Group, Inc.                             8.88        5/01/2019           1,605
                                                                                                    ----------
             PUBLISHING (0.7%)
       195   American Media, Inc. (c)                                   13.50        6/15/2018             211
     5,930   McGraw-Hill Global Education Holdings, LLC (a)              5.75        3/22/2019           5,992
     7,500   McGraw-Hill Global Education Holdings, LLC (c)             10.00        4/01/2021           8,625
                                                                                                    ----------
                                                                                                        14,828
                                                                                                    ----------
             RESTAURANTS (0.2%)
     4,000   NPC International, Inc.                                    10.50        1/15/2020           4,590
                                                                                                    ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
     2,985   Weight Watchers International, Inc. (a)                     4.00        4/02/2020           2,345
                                                                                                    ----------
             SPECIALTY STORES (0.9%)
     2,500   Guitar Center, Inc. (c)                                     6.50        4/15/2019           2,406
     2,500   Guitar Center, Inc. (c)                                     9.63        4/15/2020           2,344
     4,925   Harbor Freight Tools USA, Inc. (a)                          4.75        7/26/2019           4,960
     5,000   Michaels Stores, Inc.                                       7.75       11/01/2018           5,319
     5,000   Toys R Us Property Co. II, LLC                              8.50       12/01/2017           5,137
                                                                                                    ----------
                                                                                                        20,166
                                                                                                    ----------
             TIRES & RUBBER (0.2%)
     5,000   Goodyear Tire & Rubber Co.                                  6.50        3/01/2021           5,438
                                                                                                    ----------
             Total Consumer Discretionary                                                              207,046
                                                                                                    ----------
             CONSUMER STAPLES (1.4%)
             -----------------------
             PACKAGED FOODS & MEAT (1.4%)
     5,000   B&G Foods, Inc.                                             4.63        6/01/2021           4,987
     4,882   Chiquita Brands International, Inc.                         7.88        2/01/2021           5,462
    15,000   Kraft Foods Group, Inc.                                     3.50        6/06/2022          15,272
     5,000   Smithfield Foods, Inc. (c)                                  5.88        8/01/2021           5,269
                                                                                                    ----------
                                                                                                        30,990
                                                                                                    ----------
             Total Consumer Staples                                                                     30,990
                                                                                                    ----------
             ENERGY (16.7%)
             --------------
             COAL & CONSUMABLE FUELS (0.5%)
     5,000   Alpha Natural Resources                                     9.75        4/15/2018           4,725
     5,000   Arch Coal, Inc.                                             9.88        6/15/2019           4,325
     2,000   Peabody Energy Corp.                                        7.88       11/01/2026           2,103
                                                                                                    ----------
                                                                                                        11,153
                                                                                                    ----------
             OIL & GAS EQUIPMENT & SERVICES (0.6%)
     3,000   Basic Energy Services                                       7.75        2/15/2019           3,225
     3,000   Brand Energy & Infrastructure Service, Inc. (c)             8.50       12/01/2021           3,187
     5,000   Exterran Partners, LP                                       6.00        4/01/2021           5,025
     2,000   Global Geophysical Services, Inc.                          10.50        5/01/2017           1,135
                                                                                                    ----------
                                                                                                        12,572
                                                                                                    ----------
             OIL & GAS EXPLORATION & PRODUCTION (6.5%)
     5,000   Alta Mesa Holdings, LP                                      9.63       10/15/2018           5,325

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$   10,000   Bill Barrett Corp. (d)                                      7.00%      10/15/2022      $   10,550
     5,000   BreitBurn Energy Partners, LP                               7.88        4/15/2022           5,438
     5,000   Carrizo Oil & Gas, Inc.                                     8.63       10/15/2018           5,375
     2,000   Chaparral Energy, Inc.                                      8.25        9/01/2021           2,195
     5,000   Comstock Resources, Inc.                                    7.75        4/01/2019           5,375
     5,000   EP Energy, LLC & Everest Acquisition Finance, Inc.          9.38        5/01/2020           5,787
     5,000   EV Energy Partners, LP                                      8.00        4/15/2019           5,250
     5,000   Forest Oil Corp.                                            7.50        9/15/2020           4,350
     3,000   Halcon Resources Corp. (c)                                  9.25        2/15/2022           3,165
     4,000   Magnum Hunter Resources Corp.                               9.75        5/15/2020           4,460
     5,000   Midstates Petroleum Co., Inc. & Midstates Petroleum
                Co., LLC                                                 9.25        6/01/2021           5,138
     5,000   PDC Energy, Inc.                                            7.75       10/15/2022           5,513
     7,300   Penn Virginia Corp.                                         8.50        5/01/2020           8,139
     8,000   Quicksilver Resources, Inc.                                 7.13        4/01/2016           7,440
     7,000   Quicksilver Resources, Inc. (a)                             7.00        6/21/2019           7,004
     5,000   Resolute Energy Corp.                                       8.50        5/01/2020           5,250
     5,000   Rex Energy Corp.                                            8.88       12/01/2020           5,575
     6,000   Rosetta Resources, Inc.                                     5.88        6/01/2022           6,127
     7,250   Sabine Oil & Gas, LLC                                       9.75        2/15/2017           7,612
     5,000   Samson Investment Co. (a)                                   5.00        9/25/2018           5,007
     5,000   Samson Investment Co. (c)                                  10.75        2/15/2020           5,300
    10,000   Sandridge Energy, Inc.                                      7.50        2/15/2023          10,650
     2,194   Thunderbird Resources Equity, Inc. (e)                     11.00       12/01/2017           1,887
     5,000   Ultra Petroleum Corp. (c)                                   5.75       12/15/2018           5,275
                                                                                                    ----------
                                                                                                       143,187
                                                                                                    ----------
             OIL & GAS REFINING & MARKETING (0.2%)
     5,000   Northern Tier Energy, LLC & Northern Tier Finance Corp.     7.13       11/15/2020           5,388
                                                                                                    ----------
             OIL & GAS STORAGE & TRANSPORTATION (8.9%)
     5,000   Atlas Pipeline, LP & Atlas Pipeline Finance Corp.           6.63       10/01/2020           5,325
     5,000   Crestwood Midstream Partners, LP                            6.00       12/15/2020           5,275
     2,000   Crestwood Midstream Partners, LP (c)                        6.13        3/01/2022           2,100
    15,000   DCP Midstream, LLC (c)                                      5.85        5/21/2043          14,250
     5,061   El Paso, LLC                                                7.80        8/01/2031           5,460
     2,500   Energy Transfer Equity, LP                                  7.50       10/15/2020           2,894
     5,000   Energy Transfer Partners, LP                                3.24 (f)   11/01/2066           4,650
    12,250   Enterprise Products Operating, LLC                          7.00        6/01/2067          12,998
     9,000   Enterprise Products Operating, LLC                          7.03        1/15/2068          10,201
     5,000   Genesis Energy, LP  & Genesis Energy Finance Corp.          5.75        2/15/2021           5,225
     8,000   Martin Midstream Partners, LP                               7.25        2/15/2021           8,380
     3,000   NGL Energy Partners, LP (c)                                 6.88       10/15/2021           3,135
    12,000   NGPL PipeCo, LLC (c)                                        7.12       12/15/2017          11,940
     3,000   NGPL PipeCo, LLC (c)                                        9.63        6/01/2019           3,255
     5,000   NGPL PipeCo, LLC (c)                                        7.77       12/15/2037           4,700
     1,730   NuStar Logistics, LP                                        7.63        1/15/2043          46,250
     5,000   ONEOK, Inc.                                                 4.25        2/01/2022           4,864
     5,000   Penn Virginia Resource Partners, LP                         6.50        5/15/2021           5,400
     5,000   Regency Energy Partners, LP                                 5.88        3/01/2022           5,250
    13,000   Sabine Pass Liquefaction, LLC                               5.63        2/01/2021          13,487
     2,000   Sabine Pass LNG, LP                                         6.50       11/01/2020           2,125
     5,000   Southern Union Co.                                          3.24 (f)   11/01/2066           4,150
     3,000   Targa Resources Partners, LP                                6.88        2/01/2021           3,233
     3,000   Targa Resources Partners, LP                                5.25        5/01/2023           3,015
     3,000   TEPPCO Partners, LP                                         7.00        6/01/2067           3,077

================================================================================

3  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$    5,000   Tesoro Logistics, LP & Tesoro Logistics Finance Corp.       6.13%      10/15/2021      $    5,313
                                                                                                    ----------
                                                                                                       195,952
                                                                                                    ----------
             Total Energy                                                                              368,252
                                                                                                    ----------
             FINANCIALS (14.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
    10,000   Prospect Capital Corp.                                      5.00        7/15/2019          10,207
     8,440   Walter Investment Management Corp. (a)                      4.75       12/11/2020           8,387
    10,000   Walter Investment Management Corp. (c)                      7.88       12/15/2021           9,975
                                                                                                    ----------
                                                                                                        28,569
                                                                                                    ----------
             CONSUMER FINANCE (0.4%)
     4,000   American Express Co.                                        6.80        9/01/2066           4,430
     3,000   Credit Acceptance Corp. (c)                                 6.13        2/15/2021           3,135
                                                                                                    ----------
                                                                                                         7,565
                                                                                                    ----------
             DIVERSIFIED BANKS (0.8%)
     1,800   USB Realty Corp. (c)                                        1.48 (f)            -(g)        1,674
    15,000   Wells Fargo & Co.                                           3.50        3/08/2022          15,422
                                                                                                    ----------
                                                                                                        17,096
                                                                                                    ----------
             INVESTMENT BANKING & BROKERAGE (0.0%)
     1,000   Lehman Brothers Holdings, Inc. (h)                          5.75        4/25/2011             185
     1,500   Lehman Brothers Treasury Co. B.V. (h)                       6.88       12/29/2010             495
                                                                                                    ----------
                                                                                                           680
                                                                                                    ----------
             LIFE & HEALTH INSURANCE (3.5%)
     3,000   American Equity Investment Life Holding Co.                 6.63        7/15/2021           3,229
       274   Delphi Financial Group, Inc.                                7.38        5/15/2037           6,749
     3,000   Forethought Financial Group (c)                             8.63        4/15/2021           3,406
    23,000   Lincoln National Corp.                                      7.00        5/17/2066          23,982
     2,000   MetLife, Inc.                                              10.75        8/01/2039           3,070
    10,000   Prudential Financial, Inc.                                  5.20        3/15/2044           9,975
    25,465   StanCorp Financial Group, Inc.                              6.90        6/01/2067          26,237
                                                                                                    ----------
                                                                                                        76,648
                                                                                                    ----------
             MULTI-LINE INSURANCE (2.7%)
    21,299   Genworth Holdings, Inc.                                     6.15       11/15/2066          19,994
    25,000   Glen Meadow Pass-Through Trust (c)                          6.51        2/12/2067          25,000
    15,000   Nationwide Mutual Insurance Co. (c)                         5.81       12/15/2024          15,188
                                                                                                    ----------
                                                                                                        60,182
                                                                                                    ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
     4,000   GE Capital Trust I                                          6.38       11/15/2067           4,440
     5,000   General Electric Capital Corp.                              6.25                -(g)        5,455
     6,034   ILFC E-Capital Trust I (c)                                  5.21 (f)   12/21/2065           5,762
    16,362   ILFC E-Capital Trust II (c)                                 6.25       12/21/2065          15,912
     5,000   International Lease Finance Corp.                           8.63        1/15/2022           6,144
     1,000   Washington Mutual Bank (h)                                  5.55        6/16/2010             301
                                                                                                    ----------
                                                                                                        38,014
                                                                                                    ----------
             PROPERTY & CASUALTY INSURANCE (1.5%)
    10,000   AmTrust Financial Services, Inc. (c)                        6.13        8/15/2023          10,009
     1,000   Assured Guaranty Municipal Holdings, Inc. (c)               6.40       12/15/2066             860
     2,300   Assured Guaranty U.S. Holdings, Inc.                        6.40       12/15/2066           2,105
     3,780   Hanover Insurance Group, Inc.                               8.21        2/03/2027           4,177
     5,400   Ironshore Holdings, Inc. (c)                                8.50        5/15/2020           6,324
     6,000   Liberty Mutual Group, Inc. (c)                              7.00        3/15/2037           6,420
     2,000   Syncora Holdings Ltd.                                       6.88                -(g)          755
     2,000   Zenith National Insurance Capital Trust I (c)               8.55        8/01/2028           2,015
                                                                                                    ----------
                                                                                                        32,665
                                                                                                    ----------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             REAL ESTATE DEVELOPMENT (0.1%)
$    2,500   Howard Hughes Corp. (c)                                     6.88%      10/01/2021      $    2,700
                                                                                                    ----------
             REGIONAL BANKS (1.2%)
     1,000   AmSouth Bancorp.                                            6.75       11/01/2025           1,130
     6,940   First Tennessee Capital II                                  6.30        4/15/2034           6,801
     1,500   M&T Capital Trust I                                         8.23        2/01/2027           1,526
     2,000   M&T Capital Trust II                                        8.28        6/01/2027           2,033
    10,409   Regions Bank                                                6.45        6/26/2037          12,089
     1,790   Regions Financial Corp.                                     7.38       12/10/2037           2,183
                                                                                                    ----------
                                                                                                        25,762
                                                                                                    ----------
             REINSURANCE (0.1%)
     2,000   Alterra USA Holdings Ltd. (c)                               7.20        4/14/2017           2,245
                                                                                                    ----------
             REITs - RETAIL (0.3%)
     3,000   Brixmor, LLC                                                5.30        1/15/2015           3,045
     2,675   Brixmor, LLC                                                5.25        9/15/2015           2,715
     1,550   Brixmor, LLC                                                7.50        7/30/2029           1,527
                                                                                                    ----------
                                                                                                         7,287
                                                                                                    ----------
             REITs - SPECIALIZED (0.2%)
     5,000   Aviv Heathcare Properties, LP                               6.00       10/15/2021           5,275
                                                                                                    ----------
             SPECIALIZED FINANCE (0.7%)
    10,000   National Rural Utilities Cooperative Finance Corp.          4.75        4/30/2043           9,500
     5,000   PHH Corp.                                                   6.38        8/15/2021           5,200
                                                                                                    ----------
                                                                                                        14,700
                                                                                                    ----------
             Total Financials                                                                          319,388
                                                                                                    ----------
             HEALTH CARE (2.0%)
             ------------------
             HEALTH CARE EQUIPMENT (0.2%)
     5,000   Universal Hospital Services, Inc.                           7.63        8/15/2020           5,375
                                                                                                    ----------
             HEALTH CARE FACILITIES (0.7%)
     5,000   Kindred Healthcare, Inc.                                    8.25        6/01/2019           5,362
     5,000   Kindred Healthcare, Inc. (c)                                6.38        4/15/2022           5,088
     2,000   Tenet Healthcare Corp.                                      8.00        8/01/2020           2,180
     2,000   Tenet Healthcare Corp.                                      4.50        4/01/2021           1,949
                                                                                                    ----------
                                                                                                        14,579
                                                                                                    ----------
             HEALTH CARE SERVICES (0.3%)
     5,000   21st Century Oncology Holdings, Inc.                        9.88        4/15/2017           4,925
     2,000   ResCare, Inc.                                              10.75        1/15/2019           2,220
                                                                                                    ----------
                                                                                                         7,145
                                                                                                    ----------
             HEALTH CARE SUPPLIES (0.4%)
     1,000   DJO Finance, LLC                                            9.75       10/15/2017           1,065
     3,000   DJO Finance, LLC                                            7.75        4/15/2018           3,165
     4,000   VWR Funding, Inc.                                           7.25        9/15/2017           4,309
                                                                                                    ----------
                                                                                                         8,539
                                                                                                    ----------
             PHARMACEUTICALS (0.4%)
     5,000   Mallinckrodt International Finance S.A.                     4.75        4/15/2023           4,838
     4,000   Valeant Pharmaceuticals International, Inc. (c)             6.38       10/15/2020           4,320
                                                                                                    ----------
                                                                                                         9,158
                                                                                                    ----------
             Total Health Care                                                                          44,796
                                                                                                    ----------
             INDUSTRIALS (8.2%)
             ------------------
             AEROSPACE & DEFENSE (0.9%)
    22,500   Textron Financial Corp. (c)                                 6.00        2/15/2067          20,081
                                                                                                    ----------

================================================================================

5  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             AIRLINES (3.5%)
$      721   America West Airlines, Inc. Pass-Through Trust              6.87%       1/02/2017      $      764
       506   America West Airlines, Inc. Pass-Through Trust              7.12        1/02/2017             558
     4,854   American Airlines, Inc. "B" Pass-Through Trust (c)          5.63        1/15/2021           4,975
     6,233   American Airlines, Inc. Pass-Through Trust (c)              7.00        1/31/2018           6,763
     2,966   Continental Airlines, Inc. "B" Pass-Through Trust           6.25        4/11/2020           3,226
     5,000   Continental Airlines, Inc. Pass-Through Trust               6.13        4/29/2018           5,325
     2,853   Continental Airlines, Inc. Pass-Through Trust               5.50        4/29/2022           3,010
    20,000   Hawaiian Airlines Pass-Through Trust                        4.95        1/15/2022          19,550
     5,000   United Air Lines, Inc. "B" Pass-Through Trust               5.38        8/15/2021           5,162
     4,488   United Air Lines, Inc. Pass-Through Trust (c)              12.00        7/15/2017           5,071
     7,000   US Airways Group, Inc. "B" Pass-Through Trust               5.38        5/15/2023           7,175
     5,743   US Airways Group, Inc. Pass-Through Trust                   8.50        4/22/2017           6,303
     5,000   US Airways Group, Inc. Pass-Through Trust                   5.45        6/03/2018           5,138
     2,552   US Airways Group, Inc. Pass-Through Trust                   9.75       10/22/2018           2,961
     1,609   US Airways Group, Inc. Pass-Through Trust (INS)             7.08        3/20/2021           1,794
                                                                                                    ----------
                                                                                                        77,775
                                                                                                    ----------
             BUILDING PRODUCTS (0.3%)
     5,000   USG Corp. (c)                                               8.38       10/15/2018           5,350
                                                                                                    ----------
             COMMERCIAL PRINTING (0.7%)
     5,000   Cenveo Corp.                                                8.88        2/01/2018           5,194
     6,000   R.R. Donnelley & Sons Co.                                   8.25        3/15/2019           7,170
     2,000   R.R. Donnelley & Sons Co.                                   6.00        4/01/2024           2,020
                                                                                                    ----------
                                                                                                        14,384
                                                                                                    ----------
             CONSTRUCTION & ENGINEERING (0.1%)
     2,000   Zachry Holdings, Inc. (c)                                   7.50        2/01/2020           2,175
                                                                                                    ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
     5,000   Navistar International Corp.                                8.25       11/01/2021           5,106
                                                                                                    ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     1,000   Artesyn Escrow, Inc. (c)                                    9.75       10/15/2020             940
                                                                                                    ----------
             INDUSTRIAL CONGLOMERATES (0.0%)
       530   Tomkins, LLC                                                9.00       10/01/2018             571
                                                                                                    ----------
             INDUSTRIAL MACHINERY (0.7%)
     5,000   Dynacast International, LLC                                 9.25        7/15/2019           5,575
     5,000   Stanley Black & Decker, Inc.                                5.75       12/15/2053           5,431
     4,542   Thermadyne Holdings Corp.                                   9.00       12/15/2017           4,858
                                                                                                    ----------
                                                                                                        15,864
                                                                                                    ----------
             MARINE (0.7%)
     1,000   Navios Maritime Acquisition Corp. (c)                       8.13       11/15/2021           1,048
     5,000   Navios Maritime Holdings, Inc.                              8.13        2/15/2019           5,100
    10,000   Navios Maritime Holdings, Inc. (c)                          7.38        1/15/2022          10,125
                                                                                                    ----------
                                                                                                        16,273
                                                                                                    ----------
             RAILROADS (0.3%)
     1,250   Florida East Coast Holdings Corp. (c)                       6.75        5/01/2019           1,288
     3,693   Southern Capital Pass-Through Trust (c)                     5.70        6/30/2022           4,061
                                                                                                    ----------
                                                                                                         5,349
                                                                                                    ----------
             TRADING COMPANIES & DISTRIBUTORS (0.3%)
     2,000   Jurassic Holdings III, Inc. (c)                             6.88        2/15/2021           2,075
     4,000   United Rentals North America, Inc.                          5.75       11/15/2024           4,155
                                                                                                    ----------
                                                                                                         6,230
                                                                                                    ----------
             TRUCKING (0.4%)
     2,500   Avis Budget Car Rental, LLC & Avis Budget Finance, Inc.     5.50        4/01/2023           2,537

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$    6,983   YRC Worldwide, Inc. (a)                                     8.00%       2/12/2019      $    7,046
                                                                                                    ----------
                                                                                                         9,583
                                                                                                    ----------
             Total Industrials                                                                         179,681
                                                                                                    ----------
             INFORMATION TECHNOLOGY (2.6%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.3%)
     3,500   Avaya, Inc. (c)                                             7.00        4/01/2019           3,500
     3,500   Avaya, Inc. (c)                                            10.50        3/01/2021           3,202
                                                                                                    ----------
                                                                                                         6,702
                                                                                                    ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
     4,750   First Data Corp. (c)                                        7.38        6/15/2019           5,106
     2,000   First Data Corp. (c)                                        6.75       11/01/2020           2,145
     8,000   First Data Corp.                                           11.25        1/15/2021           9,180
     4,000   Lender Processing Services, Inc.                            5.75        4/15/2023           4,300
     4,000   SunGard Data Systems, Inc.                                  6.63       11/01/2019           4,210
     1,743   SunGard Data Systems, Inc. (a)                              4.00        3/09/2020           1,751
                                                                                                    ----------
                                                                                                        26,692
                                                                                                    ----------
             HOME ENTERTAINMENT SOFTWARE (0.3%)
     5,000   Activision Blizzard, Inc. (c)                               5.63        9/15/2021           5,344
                                                                                                    ----------
             SYSTEMS SOFTWARE (0.5%)
     3,990   BMC Software, Inc. (a)                                      5.00        9/10/2020           3,982
     2,000   BMC Software, Inc. (c)                                      8.13        7/15/2021           2,105
     5,000   Sophia, LP (c)                                              9.75        1/15/2019           5,587
                                                                                                    ----------
                                                                                                        11,674
                                                                                                    ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.3%)
     5,000   Denali Borrower, LLC & Denali Finance Corp. (c)             5.63       10/15/2020           5,150
                                                                                                    ----------
             Total Information Technology                                                               55,562
                                                                                                    ----------
             MATERIALS (3.6%)
             ----------------
             ALUMINUM (0.2%)
     4,000   Aleris International, Inc.                                  7.63        2/15/2018           4,105
                                                                                                    ----------
             COMMODITY CHEMICALS (0.5%)
     5,000   Hexion U.S. Finance Corp.                                   8.88        2/01/2018           5,231
     5,000   Hexion U.S. Finance Corp.                                   6.63        4/15/2020           5,219
                                                                                                    ----------
                                                                                                        10,450
                                                                                                    ----------
             DIVERSIFIED METALS & MINING (0.2%)
     4,000   Thompson Creek Metals Co., Inc.                             7.38        6/01/2018           3,790
                                                                                                    ----------
             METAL & GLASS CONTAINERS (0.9%)
     8,500   Reynolds Group Issuer, Inc.                                 7.88        8/15/2019           9,371
     9,000   Reynolds Group Issuer, Inc.                                 9.88        8/15/2019          10,035
                                                                                                    ----------
                                                                                                        19,406
                                                                                                    ----------
             PAPER PACKAGING (0.3%)
     7,000   Sealed Air Corp. (c)                                        6.88        7/15/2033           7,105
                                                                                                    ----------
             PAPER PRODUCTS (0.5%)
     8,725   Mercer International, Inc.                                  9.50       12/01/2017           9,467
     4,000   Verso Paper Holdings, LLC                                   8.75        2/01/2019           1,940
                                                                                                    ----------
                                                                                                        11,407
                                                                                                    ----------
             SPECIALTY CHEMICALS (0.2%)
     5,000   Momentive Performance Materials, Inc.                       9.00        1/15/2021           3,887
                                                                                                    ----------

================================================================================

7  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             STEEL (0.8%)
$   10,456   Allegheny Ludlum Corp.                                      6.95%      12/15/2025      $   11,627
     2,600   Edgen Murray Corp. (c)                                      8.75       11/01/2020           3,013
     4,000   JMC Steel Group (c)                                         8.25        3/15/2018           4,060
                                                                                                    ----------
                                                                                                        18,700
                                                                                                    ----------
             Total Materials                                                                            78,850
                                                                                                    ----------
             TELECOMMUNICATION SERVICES (6.2%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.7%)
     5,000   Cogent Communications Finance, Inc. (c)                     5.63        4/15/2021           4,925
     5,000   Level 3 Financing, Inc. (c)                                 6.13        1/15/2021           5,263
     5,000   TW Telecom Holdings, Inc.                                   6.38        9/01/2023           5,337
                                                                                                    ----------
                                                                                                        15,525
                                                                                                    ----------
             INTEGRATED TELECOMMUNICATION SERVICES (3.0%)
    10,000   CenturyLink, Inc.                                           5.80        3/15/2022          10,300
     5,000   Frontier Communications Corp.                               7.63        4/15/2024           5,212
     9,000   Frontier Communications Corp.                               9.00        8/15/2031           9,360
       627   Qwest Corp.                                                 7.38        6/01/2051          16,747
    10,000   Verizon Communications, Inc.                                4.50        9/15/2020          10,914
    10,000   Windstream Corp.                                            7.50        6/01/2022          10,725
     3,000   Windstream Corp.                                            6.38        8/01/2023           2,933
                                                                                                    ----------
                                                                                                        66,191
                                                                                                    ----------
             WIRELESS TELECOMMUNICATION SERVICES (2.5%)
     4,000   MetroPCS Wireless, Inc.                                     6.63       11/15/2020           4,285
     3,000   NII Capital Corp.                                           8.88       12/15/2019           1,436
     2,000   NII Capital Corp.                                           7.63        4/01/2021             605
     3,500   NII International Telecom SCA (c)                           7.88        8/15/2019           2,494
    12,000   Sprint Communications, Inc.                                 7.00        8/15/2020          13,110
     6,000   Sprint Communications, Inc.                                 6.00       11/15/2022           6,075
    10,000   Sprint Corp. (c)                                            7.25        9/15/2021          10,937
     5,000   Sprint Corp. (c)                                            7.88        9/15/2023           5,525
     4,500   T-Mobile USA, Inc.                                          6.13        1/15/2022           4,748
     5,000   T-Mobile USA, Inc.                                          6.50        1/15/2024           5,256
                                                                                                    ----------
                                                                                                        54,471
                                                                                                    ----------
             Total Telecommunication Services                                                          136,187
                                                                                                    ----------
             UTILITIES (4.2%)
             ----------------
             ELECTRIC UTILITIES (2.1%)
        45   FPL Energy National Wind Portfolio, LLC (c)                 6.13        3/25/2019              45
       126   FPL Energy Wind Funding, LLC (c)                            6.88        6/27/2017             124
     2,000   NextEra Energy Capital Holdings, Inc.                       6.35       10/01/2066           1,971
     2,000   NextEra Energy Capital Holdings, Inc.                       6.65        6/15/2067           2,014
     2,000   NextEra Energy Capital Holdings, Inc.                       7.30        9/01/2067           2,212
    24,630   PPL Capital Funding, Inc. (d)                               6.70        3/30/2067          24,892
     4,000   Texas Competitive Electric Holdings Co., LLC               10.25       11/01/2015             260
    16,960   Texas Competitive Electric Holdings Co., LLC (a)            4.74       10/10/2017          12,821
     3,000   Texas Competitive Electric Holdings Co., LLC (c)           11.50       10/01/2020           2,415
                                                                                                    ----------
                                                                                                        46,754
                                                                                                    ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.1%)
     7,000   AES Corp.                                                   7.38        7/01/2021           8,050
    15,000   Genon Energy, Inc.                                          9.88       10/15/2020          15,788
                                                                                                    ----------
                                                                                                        23,838
                                                                                                    ----------
             MULTI-UTILITIES (1.0%)
    10,790   Integrys Energy Group, Inc.                                 6.11       12/01/2066          10,837

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$   11,025   Puget Sound Energy, Inc.                                    6.97%       6/01/2067     $    11,447
                                                                                                   -----------
                                                                                                        22,284
                                                                                                   -----------
             Total Utilities                                                                            92,876
                                                                                                   -----------
             Total Corporate Obligations (cost: $1,417,779)                                          1,513,628
                                                                                                   -----------

             EURODOLLAR AND YANKEE OBLIGATIONS (12.8%)

             CONSUMER DISCRETIONARY (0.7%)
             -----------------------------
             CABLE & SATELLITE (0.7%)
     2,000   Altice S.A. (b),(c)                                         7.75        5/15/2022           2,087
     5,000   Nara Cable Funding Ltd. (c)                                 8.88       12/01/2018           5,425
     3,000   Numericable Group S.A. (b),(c)                              4.88        5/15/2019           3,034
     5,000   Numericable Group S.A. (b),(c)                              6.00        5/15/2022           5,125
                                                                                                   -----------
                                                                                                        15,671
                                                                                                   -----------
             Total Consumer Discretionary                                                               15,671
                                                                                                   -----------
             CONSUMER STAPLES (0.7%)
             -----------------------
             PACKAGED FOODS & MEAT (0.7%)
     1,000   JBS Investments GmbH (c)                                    7.25        4/03/2024           1,016
     9,425   JBS S.A.                                                   10.50        8/04/2016          10,697
     3,000   Minerva Luxembourg S.A.                                     7.75        1/31/2023           3,094
                                                                                                   -----------
                                                                                                        14,807
                                                                                                   -----------
             Total Consumer Staples                                                                     14,807
                                                                                                   -----------
             ENERGY (0.2%)
             -------------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
     2,000   Expro Finance Luxembourg SCA (c)                            8.50       12/15/2016           2,092
                                                                                                   -----------
             OIL & GAS EXPLORATION & PRODUCTION (0.0%)
     1,000   OGX Austria GmbH (c),(h)                                    8.38        4/01/2022              51
                                                                                                   -----------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     1,000   Teekay Corp.                                                8.50        1/15/2020           1,160
                                                                                                   -----------
             Total Energy                                                                                3,303
                                                                                                   -----------
             FINANCIALS (3.2%)
             -----------------
             DIVERSIFIED BANKS (0.7%)
     1,000   Barclays Bank plc (c)                                       5.93                -(g)        1,067
     3,500   BayernLB Capital Trust l                                    6.20                -(g)        3,185
     5,000   Royal Bank of Scotland Group plc                            7.64                -(g)        5,225
     5,000   Royal Bank of Scotland Group plc                            9.50        3/16/2022           5,861
                                                                                                   -----------
                                                                                                        15,338
                                                                                                   -----------
             DIVERSIFIED CAPITAL MARKETS (0.2%)
     5,000   Deutsche Bank Capital Trust IV                              4.59                -(g)        4,750
                                                                                                   -----------
             LIFE & HEALTH INSURANCE (0.1%)
     2,000   Great-West Life & Annuity Insurance Capital, LP (c)         7.15        5/16/2046           2,080
                                                                                                   -----------
             MULTI-LINE INSURANCE (0.3%)
     5,000   AXA S.A. (c)                                                6.46                -(g)        5,385
                                                                                                   -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     2,000   ING Capital Funding Trust III                               3.83 (f)            -(g)        2,005
     6,986   ING Groep N.V.                                              5.78                -(g)        7,266
                                                                                                   -----------
                                                                                                         9,271
                                                                                                   -----------
             PROPERTY & CASUALTY INSURANCE (1.3%)
    22,000   QBE Capital Funding III Ltd. (c)                            7.25        5/24/2041          23,628

================================================================================

9  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$    4,000   XL Group plc                                                6.50%               -(g)   $    3,960
                                                                                                    ----------
                                                                                                        27,588
                                                                                                    ----------
             REINSURANCE (0.2%)
     5,000   Swiss Re Capital I, LP (c)                                  6.85                -(g)        5,366
                                                                                                    ----------
             Total Financials                                                                           69,778
                                                                                                    ----------
             INDUSTRIALS (1.3%)
             ------------------
             AEROSPACE & DEFENSE (0.1%)
     2,000   Bombardier, Inc. (c)                                        6.13        1/15/2023           2,055
                                                                                                    ----------
             AIRLINES (0.9%)
     1,000   Air Canada (c)                                              7.75        4/15/2021           1,021
    12,000   Air Canada "B" Pass-Through Trust (c)                       5.38        5/15/2021          12,330
     2,500   Air Canada "C" Pass-Through Trust (c)                       6.63        5/15/2018           2,575
     4,762   Virgin Australia Holdings Ltd. Pass-Through Trust (c)       7.13       10/23/2018           4,917
                                                                                                    ----------
                                                                                                        20,843
                                                                                                    ----------
             TRADING COMPANIES & DISTRIBUTORS (0.3%)
     5,250   Ashtead Capital, Inc. (c)                                   6.50        7/15/2022           5,722
                                                                                                    ----------
             Total Industrials                                                                          28,620
                                                                                                    ----------
             INFORMATION TECHNOLOGY (0.2%)
             -----------------------------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
     2,000   MMI International Ltd. (c)                                  8.00        3/01/2017           2,052
                                                                                                    ----------
             SEMICONDUCTOR EQUIPMENT (0.1%)
     4,000   Global A&T Electronics (c)                                 10.00        2/01/2019           3,280
                                                                                                    ----------
             Total Information Technology                                                                5,332
                                                                                                    ----------
             MATERIALS (4.7%)
             ----------------
             COMMODITY CHEMICALS (0.5%)
    10,000   Braskem Finance Ltd.                                        6.45        2/03/2024          10,425
                                                                                                    ----------
             CONSTRUCTION MATERIALS (0.3%)
     1,000   CEMEX Finance, LLC (c)                                      9.38       10/12/2022           1,158
     1,500   CEMEX Finance, LLC (c)                                      6.00        4/01/2024           1,506
       215   CEMEX S.A. de C.V. (c)                                      9.00        1/11/2018             233
     3,000   CEMEX S.A. de C.V. (c)                                      6.50       12/10/2019           3,157
                                                                                                    ----------
                                                                                                         6,054
                                                                                                    ----------
             DIVERSIFIED METALS & MINING (0.9%)
    15,000   Glencore Funding, LLC (c)                                   4.13        5/30/2023          14,581
     1,000   Imperial Metals Corp. (c)                                   7.00        3/15/2019           1,024
     5,000   Vedanta Resources plc (c)                                   8.25        6/07/2021           5,322
                                                                                                    ----------
                                                                                                        20,927
                                                                                                    ----------
             GOLD (1.0%)
     3,000   AuRico Gold, Inc. (c)                                       7.75        4/01/2020           2,948
     5,000   Eldorado Gold Corp. (c)                                     6.13       12/15/2020           5,038
     5,000   New Gold, Inc. (c)                                          6.25       11/15/2022           5,150
     4,000   Newcrest Finance Property Ltd. (c)                          4.20       10/01/2022           3,635
     5,000   St. Barbara Ltd. (c)                                        8.88        4/15/2018           4,175
                                                                                                    ----------
                                                                                                        20,946
                                                                                                    ----------
             METAL & GLASS CONTAINERS (0.3%)
     2,000   Ardagh Packaging Finance plc (c)                            6.25        1/31/2019           2,090
     4,000   Ardagh Packaging Finance plc (c)                            9.13       10/15/2020           4,470
                                                                                                    ----------
                                                                                                         6,560
                                                                                                    ----------
             PAPER PACKAGING (0.3%)
     6,200   Smurfit Kappa Treasury Funding Ltd.                         7.50       11/20/2025           7,068
                                                                                                    ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             PAPER PRODUCTS (0.2%)
$    5,000   Sappi Papier Holding GmbH (c)                              6.63%        4/15/2021      $    5,225
                                                                                                    ----------
             PRECIOUS METALS & MINERALS (0.2%)
     5,000   Fresnillo plc (c)                                          5.50        11/13/2023           5,150
                                                                                                    ----------
             STEEL (1.0%)
    15,000   ArcelorMittal                                              7.50        10/15/2039          15,787
     5,000   FMG Resources (August 2006) Pty Ltd. (c)                   6.88         4/01/2022           5,369
                                                                                                    ----------
                                                                                                        21,156
                                                                                                    ----------
             Total Materials                                                                           103,511
                                                                                                    ----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     5,000   Digicel Ltd. (c)                                           6.00         4/15/2021           5,075
                                                                                                    ----------
             UTILITIES (1.6%)
             ----------------
             ELECTRIC UTILITIES (1.3%)
     5,000   EDP Finance B.V. (c)                                       5.25         1/14/2021           5,206
    10,000   Electricite De France S.A. (c)                             5.25                 -(g)       10,230
    10,975   Enel S.p.A. (c)                                            8.75         9/24/2073          12,676
                                                                                                    ----------
                                                                                                        28,112
                                                                                                    ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
     7,000   AES Gener S.A. (c)                                         8.38        12/18/2073           7,560
                                                                                                    ----------
             Total Utilities                                                                            35,672
                                                                                                    ----------
             Total Eurodollar and Yankee Obligations (cost: $259,685)                                  281,769
                                                                                                    ----------
             COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

             FINANCIALS (0.1%)
     3,365   Wells Fargo Mortgage Backed Securities Trust
                (cost:  $3,260)                                         4.98 (f)     4/25/2035           3,274
                                                                                                    ----------
             COMMERCIAL MORTGAGE SECURITIES (5.0%)

             FINANCIALS (5.0%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (5.0%)
     2,444   Banc of America Commercial Mortgage, Inc. (c)              5.50        12/10/2042           2,391
     6,900   Banc of America Commercial Mortgage, Inc.                  5.42        10/10/2045           7,047
         6   Banc of America Commercial Mortgage, Inc. (c)              5.64         9/10/2047               6
       492   Banc of America Commercial Mortgage, Inc. (c)              6.14         9/10/2047             511
     5,000   Banc of America Commercial Mortgage, Inc.                  6.46         2/10/2051           5,433
     2,500   Bear Stearns Commercial Mortgage Securities, Inc.          5.64        12/11/2040           2,386
     8,610   Bear Stearns Commercial Mortgage Securities, Inc. (c)      5.66         9/11/2041           8,437
     5,000   Bear Stearns Commercial Mortgage Securities, Inc.          5.57         1/12/2045           4,999
     5,278   CD Commercial Mortgage Trust                               5.69        10/15/2048           5,122
     2,500   Citigroup Commercial Mortgage Trust                        5.97         3/15/2049           2,607
     5,497   Citigroup Commercial Mortgage Trust                        6.34        12/10/2049           5,536
     2,950   Credit Suisse Commercial Mortgage Pass-Through Trust       5.98         6/15/2038           2,964
    15,000   Credit Suisse Commercial Mortgage Pass-Through Trust       0.34         2/15/2040          12,870
     7,110   GE Capital Commercial Mortgage Corp.                       5.46         3/10/2044           7,165
     5,000   GE Capital Commercial Mortgage Corp.                       5.49        11/10/2045           4,995
     2,000   GMAC Commercial Mortgage Securities, Inc.                  4.97        12/10/2041           2,039

================================================================================

11  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$    6,000   GS Mortgage Securities Corp. II                            6.04%           8/10/2038   $    5,999
     2,830   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.14            9/12/2037        2,795
     3,750   Merrill Lynch Mortgage Trust                               5.37            7/12/2038        3,731
     5,000   Merrill Lynch Mortgage Trust                               5.86            5/12/2039        5,103
     5,000   Merrill Lynch Mortgage Trust                               5.05            8/12/2039        4,988
     1,445   Morgan Stanley Capital I, Inc.                             5.17            8/13/2042        1,485
     2,000   Wachovia Bank Commercial Mortgage Trust (c)                4.99            5/15/2044        1,926
     4,000   Wachovia Bank Commercial Mortgage Trust                    5.55           12/15/2044        4,086
     5,000   Wachovia Bank Commercial Mortgage Trust                    5.37           11/15/2048        4,883
                                                                                                    ----------
                                                                                                       109,504
                                                                                                    ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
       651   Credit Suisse First Boston Corp., acquired
                6/13/2003; cost $32(i)                                  1.86            5/17/2040           31
                                                                                                    ----------
             Total Financials                                                                          109,535
                                                                                                    ----------
             Total Commercial Mortgage Securities (cost: $104,993)                                     109,535
                                                                                                    ----------

             MUNICIPAL BONDS (0.1%)

             CASINOS & GAMING (0.1%)
     5,116   Mashantucket (Western) Pequot Tribe (e) (cost: $2,837)     7.35            7/01/2026        2,801
                                                                                                    ----------

             EXCHANGE-TRADED FUNDS (0.7%)
        85   iShares iBoxx High Yield Corporate Bond Fund                                                8,005
       198   SPDR Barclays High Yield Bond Fund                                                          8,173
                                                                                                    ----------
             Total Exchange-Traded Funds (cost: $15,987)                                                16,178
                                                                                                    ----------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (9.4%)

             COMMON STOCKS (4.3%)

             CONSUMER DISCRETIONARY (1.0%)
             -----------------------------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    58,400   LVMH Moet Hennessy Louis Vuitton S.A. ADR                                                   2,291
                                                                                                    ----------
             AUTO PARTS & EQUIPMENT (0.2%)
    57,766   Lear Corp.                                                                                  4,798
       427   MD Investors Corp., acquired 10/16/2009; cost $0*(i),(j)                                        5
                                                                                                    ----------
                                                                                                         4,803
                                                                                                    ----------
             CABLE & SATELLITE (0.3%)
    20,000   Charter Communications, Inc. "A"*                                                           2,711
    72,680   Comcast Corp. "A"                                                                           3,762
                                                                                                    ----------
                                                                                                         6,473
                                                                                                    ----------
             CATALOG RETAIL (0.1%)
    10,874   Harry & David Holdings, Inc., acquired 9/13/2011; cost $2,528(i),(j)                        1,446
                                                                                                    ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             GENERAL MERCHANDISE STORES (0.1%)
    40,435   Target Corp.                                                                 $    2,497
                                                                                          ----------
             HOME FURNISHINGS (0.1%)
    54,070   Tempur Sealy International, Inc.*                                                 2,713
                                                                                          ----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
    25,400   Hyatt Hotels Corp. "A"*                                                           1,429
                                                                                          ----------
             PUBLISHING (0.0%)
    50,096   American Media, Inc., acquired 12/22/2010; cost $969*(i),(j)                        373
                                                                                          ----------
             Total Consumer Discretionary                                                     22,025
                                                                                          ----------
             CONSUMER STAPLES (0.2%)
             -----------------------
             DRUG RETAIL (0.1%)
    28,400   CVS Caremark Corp.                                                                2,065
                                                                                          ----------
             HOUSEHOLD PRODUCTS (0.0%)
    11,242   Kimberly-Clark Corp.                                                              1,262
                                                                                          ----------
             PACKAGED FOODS & MEAT (0.1%)
    15,530   Keurig Green Mountain, Inc.                                                       1,455
                                                                                          ----------
             Total Consumer Staples                                                            4,782
                                                                                          ----------
             ENERGY (0.3%)
             -------------
             INTEGRATED OIL & GAS (0.2%)
     8,522   Chevron Corp.                                                                     1,070
    32,263   Royal Dutch Shell plc ADR                                                         2,540
                                                                                          ----------
                                                                                               3,610
                                                                                          ----------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
    88,602   Deepocean Group Holdings AS, acquired 6/28/2011; cost $1,636*(i),(j)              2,634
                                                                                          ----------
             Total Energy                                                                      6,244
                                                                                          ----------
             FINANCIALS (0.8%)
             -----------------
             DIVERSIFIED BANKS (0.0%)
    18,507   JPMorgan Chase & Co.                                                              1,036
                                                                                          ----------
             LIFE & HEALTH INSURANCE (0.1%)
    21,952   MetLife, Inc.                                                                     1,149
                                                                                          ----------
             REGIONAL BANKS (0.0%)
    27,800   BB&T Corp.                                                                        1,038
                                                                                          ----------
             REITs - MORTGAGE (0.4%)
   140,100   Hatteras Financial Corp.                                                          2,742
   350,600   MFA Financial, Inc.                                                               2,780
   263,200   Two Harbors Investment Corp.                                                      2,732
                                                                                          ----------
                                                                                               8,254
                                                                                          ----------
             REITs - SPECIALIZED (0.1%)
    40,677   Crown Castle International Corp.                                                  2,958
                                                                                          ----------
             SPECIALIZED FINANCE (0.1%)
    35,130   CME Group, Inc.                                                                   2,473
                                                                                          ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
   115,241   People's United Financial, Inc.                                                   1,646
                                                                                          ----------
             Total Financials                                                                 18,554
                                                                                          ----------
             HEALTH CARE (0.4%)
             ------------------
             HEALTH CARE EQUIPMENT (0.0%)
     3,407   Diagnostic Services Holdings, acquired 6/01/2009; cost $756*(i),(j)                 173
                                                                                          ----------

================================================================================

13  | USAA High Income Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             PHARMACEUTICALS (0.4%)
    22,300   AbbVie, Inc.                                                                 $    1,161
    21,662   Johnson & Johnson                                                                 2,194
    50,900   Merck & Co., Inc.                                                                 2,981
    27,607   Novartis AG ADR                                                                   2,400
                                                                                          ----------
                                                                                               8,736
                                                                                          ----------
             Total Health Care                                                                 8,909
                                                                                          ----------
             INDUSTRIALS (0.2%)
             ------------------
             AIRLINES (0.1%)
    46,000   United Continental Holdings, Inc.*                                                1,880
                                                                                          ----------
             INDUSTRIAL CONGLOMERATES (0.1%)
    83,000   General Electric Co.                                                              2,232
                                                                                          ----------
             Total Industrials                                                                 4,112
                                                                                          ----------
             INFORMATION TECHNOLOGY (0.3%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    27,798   Automatic Data Processing, Inc.                                                   2,167
                                                                                          ----------
             SEMICONDUCTORS (0.1%)
    74,500   Intel Corp.                                                                       1,988
                                                                                          ----------
             SYSTEMS SOFTWARE (0.1%)
    61,150   Microsoft Corp.                                                                   2,471
                                                                                          ----------
             Total Information Technology                                                      6,626
                                                                                          ----------
             MATERIALS (0.7%)
             ----------------
             COMMODITY CHEMICALS (0.2%)
    61,015   LyondellBasell Industries N.V. "A"                                                5,644
                                                                                          ----------
             CONSTRUCTION MATERIALS (0.1%)
       596   Panolam Holdings Co., acquired 1/20/2010; cost $315*(i),(j)                       1,293
                                                                                          ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    33,000   Potash Corp. of Saskatchewan, Inc.                                                1,193
                                                                                          ----------
             GOLD (0.1%)
    43,000   Barrick Gold Corp.                                                                  751
    28,300   Goldcorp, Inc.                                                                      700
    33,650   Newmont Mining Corp.                                                                835
                                                                                          ----------
                                                                                               2,286
                                                                                          ----------
             PAPER PRODUCTS (0.2%)
    54,650   Clearwater Paper Corp.*                                                           3,355
    39,300   International Paper Co.                                                           1,833
       534   Resolute Forest Products*                                                            10
                                                                                          ----------
                                                                                               5,198
                                                                                          ----------
             Total Materials                                                                  15,614
                                                                                          ----------
             TELECOMMUNICATION SERVICES (0.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    50,503   AT&T, Inc.                                                                        1,803
    63,000   CenturyLink, Inc.                                                                 2,199
    50,650   Verizon Communications, Inc.                                                      2,367
                                                                                          ----------
                                                                                               6,369
                                                                                          ----------
             Total Telecommunication Services                                                  6,369
                                                                                          ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL
AMOUNT                                                                                        MARKET
$(000)/                                                                                        VALUE
SHARES       SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             UTILITIES (0.1%)
             ----------------
             MULTI-UTILITIES (0.1%)
    15,200   Dominion Resources, Inc.                                                     $    1,103
    30,400   NiSource, Inc.                                                                    1,104
                                                                                          ----------
                                                                                               2,207
                                                                                          ----------
             Total Utilities                                                                   2,207
                                                                                          ----------
             Total Common Stocks (cost: $68,740)                                              95,442
                                                                                          ----------

             PREFERRED STOCKS (5.1%)

             CONSUMER STAPLES (1.8%)
             -----------------------
             AGRICULTURAL PRODUCTS (1.8%)
   400,000   CHS, Inc., 7.10%, cumulative redeemable, perpetual*                              11,025
   200,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                      5,899
   200,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
                perpetual(c)                                                                  21,669
                                                                                          ----------
                                                                                              38,593
                                                                                          ----------
             Total Consumer Staples                                                           38,593
                                                                                          ----------
             ENERGY (0.9%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    17,000   Chesapeake Energy Corp., 5.75%, perpetual (c)                                    20,443
                                                                                          ----------
             FINANCIALS (2.3%)
             -----------------
             CONSUMER FINANCE (0.5%)
     3,000   Ally Financial, Inc., 7.00%, perpetual(c)                                         2,986
  $320,000   GMAC Capital Trust I, 8.13%, cumulative redeemable                                8,797
                                                                                          ----------
                                                                                              11,783
                                                                                          ----------
             DIVERSIFIED BANKS (0.3%)
     8,000   US Bancorp, 7.19%, perpetual                                                      6,645
                                                                                          ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    36,000   ING Groep N.V., 7.20%, perpetual                                                    930
    26,500   ING Groep N.V., 7.38%, perpetual                                                    685
                                                                                          ----------
                                                                                               1,615
                                                                                          ----------
             PROPERTY & CASUALTY INSURANCE (0.2%)
    $3,000   Catlin Insurance Co. Ltd., 7.25%, perpetual(c)                                    3,112
                                                                                          ----------
             REGIONAL BANKS (0.1%)
     2,000   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                           1,558
                                                                                          ----------
             REINSURANCE (0.0%)
     3,000   American Overseas Group Ltd., 7.50%, non-cumulative, acquired
                1/23/2007 - 3/02/2007; cost $3,109*(i),(j)                                       750
                                                                                          ----------
             REITs - HOTEL & RESORT (0.2%)
   210,000   Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                            5,286
                                                                                          ----------
             REITs - INDUSTRIAL (0.5%)
   185,741   ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                11,214
                                                                                          ----------
             REITs - OFFICE (0.3%)
   240,000   CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual              6,159
                                                                                          ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
    20,000   Freddie Mac, 6.02%, perpetual*                                                      187

================================================================================

15  | USAA High Income Fund

================================================================================

                                                                                                        MARKET
NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
    80,000   Freddie Mac, 8.38%, perpetual*                                                       $        867
                                                                                                  ------------
                                                                                                         1,054
                                                                                                  ------------
             Total Financials                                                                           49,176
                                                                                                  ------------
             UTILITIES (0.1%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
    27,000   Southern California Edison, Series D, 6.50%, cumulative redeemable,
                perpetual                                                                                2,801
                                                                                                  ------------
             Total Preferred Stocks (cost: $101,155)                                                   111,013
                                                                                                  ------------
             WARRANTS (0.0%)

             CONSUMER DISCRETIONARY (0.0%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.0%)
       147   Lear Corp.*                                                                                    24
                                                                                                  ------------
             CABLE & SATELLITE (0.0%)
     5,016   Charter Communications Inc. "A"*                                                              455
                                                                                                  ------------
             Total Consumer Discretionary                                                                  479
                                                                                                  ------------
             Total Warrants (cost: $27)                                                                    479
                                                                                                  ------------
             Total Equity Securities (cost: $169,922)                                                  206,934
                                                                                                  ------------

PRINCIPAL
AMOUNT                                                                 COUPON
(000)                                                                    RATE         MATURITY
--------------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (1.0%)

             COMMERCIAL PAPER (0.8%)

             FINANCIALS (0.5%)
             -----------------
             SPECIALIZED FINANCE (0.5%)
$   11,405   Intercontinental Exchange Group, Inc.  (c),(k)             0.21%       5/05/2014           11,405
                                                                                                  ------------
             UTILITIES (0.3%)
             ----------------
             MULTI-UTILITIES (0.3%)
     4,941   Integrys Energy Group, Inc. (c),(k)                        0.20        5/02/2014            4,941
                                                                                                  ------------
             Total Commercial Paper                                                                     16,346
                                                                                                  ------------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.2%)
 5,094,399   State Street Institutional Liquid Reserve Fund, 0.07% (l)                                   5,094
                                                                                                  ------------
             Total Money Market Instruments (cost: $21,440)                                             21,440
                                                                                                  ------------

             TOTAL INVESTMENTS (COST: $1,995,903)                                                 $  2,155,559
                                                                                                  ============

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $      16,747     $ 1,496,881     $         --    $ 1,513,628
  Eurodollar and Yankee Obligations                      --         281,769               --        281,769
  Collateralized Mortgage Obligations                    --           3,274               --          3,274
  Commercial Mortgage Securities                         --         109,535               --        109,535
  Municipal Bonds                                        --           2,801               --          2,801
  Exchange-Traded Funds                              16,178              --               --         16,178
Equity Securities:
  Common Stocks                                      89,518              --            5,924         95,442
  Preferred Stocks                                    8,797         101,466              750        111,013
  Warrants                                              479              --               --            479
Money Market Instruments:
  Commercial Paper                                       --          16,346               --         16,346
  Money Market Funds                                  5,094              --               --          5,094
-----------------------------------------------------------------------------------------------------------
Total                                         $     136,813     $ 2,012,072     $      6,674    $ 2,155,559
-----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                     COMMON STOCKS      PREFERRED STOCKS
----------------------------------------------------------------------------------------
Balance as of July 31, 2013                                 $4,159                  $750
Purchases                                                        -                     -
Sales                                                            -                     -
Transfers into Level 3                                           -                     -
Transfers out of Level 3                                         -                     -
Net realized gain (loss) on investments                          -                     -
Change in net unrealized appreciation/depreciation
of investments.                                              1,765                     -
----------------------------------------------------------------------------------------
Balance as of April 30, 2014                                $5,924                  $750
----------------------------------------------------------------------------------------

For the period of August 1, 2013, through April 30, 2014, a corporate bond with a fair value of $755,000 was transferred from Level 3 to Level 2 as a result of this security being priced at the end of the period and not reflected in the reconciliation of investments above. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA High Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA High Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), and High Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

18  | USAA High Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

19  | USAA High Income Fund

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A2, certain bonds, which are valued based on methods discussed in Note A1 and commercial paper, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are supported by discounted prior tender offer or quoted prices obtained from broker-dealers participating in the market for these securities, as well as, other relevant information related to the security. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

         QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                       FAIR VALUE AT                        SIGNIFICANT
                      APRIL 30, 2014     VALUATION         UNOBSERVABLE
                       ($ IN 000's)     TECHNIQUE(S)          INPUT(S)             RANGE
ASSETS
EQUITY SECURITIES:
Common Stocks             $4,473          Market       Revenue Multiple(a)      0.5x - 1.2x
                                        Comparables

                                                       EBITDA Multiple(a)       2.5x - 14.4x

                                                       Earnings per
                                                         Share Multiple(a)      13.7x

                                                       Discount for lack
                                                         of marketability(b)    0.4x - 2.0x

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. As of April 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2014, were $193,588,000 and $33,932,000, respectively, resulting in net unrealized appreciation of $159,656,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,200,739,000 at April 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 13.6% of net assets at April 30, 2014.

================================================================================

21  | USAA High Income Fund

================================================================================

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

(INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT     Real estate investment trust

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) At April 30, 2014, the aggregate market value of securities purchased on a delayed delivery basis was $15,209,000, which included when-issued securities of $10,246,000.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) At April 30, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(e) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2014.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2014, was $6,705,000, which represented 0.3% of the Fund's net assets.
(j) Security was fair valued at April 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $6,674,000, which represented 0.3% of net assets of the Fund.

================================================================================

23  | USAA High Income Fund

================================================================================

(k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(l) Rate represents the money market fund annualized seven-day yield at April 30, 2014.
*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  24

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                           SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     06/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/24/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/24/2014
         ------------------------------